Property, Plant and Equipment (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Financing and debentures costs	R$ 13,468	R$ 953
Financing and debenture average rate	0.32%	0.02%
Total investment	R$ 3,325,731	R$ 3,042,134
Cash Generating Units That Have Suffered No Impairment [Member]
IfrsStatementLineItems [Line Items]
Pre-tax discount rate	5.00%	10.00%
T P P Figueria [Member]
IfrsStatementLineItems [Line Items]
Discount rate	6.23%	5.77%
CollateralsAndEscrowAccountsStn
IfrsStatementLineItems [Line Items]
Pre-tax discount rate	5.71%	5.77%
S H P P Bela Vista [Member]
IfrsStatementLineItems [Line Items]
Total investment	R$ 224,673
Jandaira Wind Complex [Member]
IfrsStatementLineItems [Line Items]
Total investment	R$ 411,610